Intangible Assets (Schedule Of Changes To Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Abstract]
Net carrying value at beginning of period	$ 29,677	$ 58,637
Discontinued operations		(12,412)
Amortization	(11,577)	(15,375)
Impairment (Note 22)		(1,173)	(2,673)
Net carrying value at end of period	$ 18,100	$ 29,677	$ 58,637